Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Restricted Cash

6.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

(a)	Cash and Cash Equivalents

	December 31	December 31
	2018	2017
Business and savings accounts	$14,872	$62,830
Guaranteed Investment Certificates	-	4,328
Total	$14,872	$67,158

Supplementary cash flow information

Non-cash investing and financing activities:

In the year ended December 31, 2018:

•	434,742 common shares were issued to settle the payout of vested RSUs (note 7(f))
•	With the special warrant financing in December 2018 (note 7(b)), a cheque received for $249 for the purchase of 300,000 special warrants was only deposited after the reporting period on January 7, 2019.

(b)	Restricted Cash

The Group has a cash deposit of US$600 ($830) with a United States financial institution, which has been pledged as collateral to the surety provider for the surety bond accepted by the Alaskan regulatory authorities (see below). The cash deposit will be released once any reclamation work required has been performed and assessed by the Alaskan regulatory authorities. The Group invested the cash in short-term US treasury bills which matured in February 2018 and currently has invested the cash in a money market fund. Total income of $8 (2017 – $nil) has been recognized for the year which has been re-invested.

The Group posted a bond of US$2,000 with the Alaskan regulatory authorities for a performance guarantee related to any potential reclamation liability as a condition of the Miscellaneous Land Use Permit granted to the Pebble Partnership for its ongoing activities on the Pebble Project.